INTANGIBLE ASSETS - Movements in Intangible assets (without considering the impairment allowance) (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INTANGIBLE ASSETS
At the beginning of the year	$ 2,312,933
At the end of the period	2,612,974
Gross carrying value
INTANGIBLE ASSETS
At the beginning of the year	2,403,037	$ 2,497,530
Acquisitions through business combination	363,205
CAPEX	88,201	37,812
Currency translation adjustments	2,751	(10,708)
Amortization of the period	(153,773)	(106,453)
At the end of the period	$ 2,703,421	$ 2,418,181